VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.5%
Brazil—0.3%
Alpargatas S.A., 2.020%	800	$ 3
Banco ABC Brasil S.A., 6.830%	1,600	5
Cia de Saneamento do Parana, 5.440%	5,700	4
Cia Paranaense de Energia, 14.750%	2,400	3
Gerdau S.A., 12.510%	1,100	5
Itausa S.A., 5.860%	3,800	6
Marcopolo S.A., 1.710%	5,900	3
Randon S.A. Implementos e Participacoes, 7.180%	1,500	2
		31

Colombia—0.1%
Bancolombia S.A., 5.260%	812	6
Germany—0.1%
Volkswagen AG, 5.570%	42	6
Total Preferred Stocks (Identified Cost $54)		43

Common Stocks—63.8%
Australia—1.7%
Australian Ethical Investment Ltd.	805	2
BHP Group Ltd.	173	5
BlueScope Steel Ltd.	1,273	14
Cleanaway Waste Management Ltd.	7,440	13
EVENT Hospitality and Entertainment Ltd.(1)	1,540	14
GrainCorp Ltd. Class A	553	3
Harvey Norman Holdings Ltd.	1,359	3
Healius Ltd.	1,496	4
IDP Education Ltd.	720	12
Lottery Corp. Ltd. (The)(1)	4,130	13
OZ Minerals Ltd.	1,450	18
Perseus Mining Ltd.	4,562	5
Premier Investments Ltd.	800	11
Qantas Airways Ltd.(1)	4,500	14
Sonic Healthcare Ltd.	161	4
Star Entertainment Group Ltd. (The)(1)	6,440	12
Webjet Ltd.(1)	3,820	14
		161

Austria—0.4%
IMMOFINANZ AG(1)	900	14
	Shares	Value

Austria—continued
OMV AG	469	$ 22
		36

Belgium—0.2%
Kinepolis Group N.V.(1)	350	17
X-Fab Silicon Foundries SE(1)	405	2
		19

Bermuda—0.5%
Alpha & Omega Semiconductor Ltd.(1)	114	4
BOE Varitronix Ltd.	2,000	4
Bunge Ltd.	54	5
Concord New Energy Group Ltd.(1)	50,000	5
Kerry Logistics Network Ltd.	1,500	3
Norwegian Cruise Line Holdings Ltd.(1)	1,500	17
Skyworth Group Ltd.	12,000	6
Stolt-Nielsen Ltd.	163	3
		47

Brazil—0.2%
Banco do Brasil S.A.	500	3
CM Hospitalar S.A.	1,000	3
JBS S.A.	900	6
Marfrig Global Foods S.A.	1,000	2
Movida Participacoes S.A.	900	2
SIMPAR S.A.	2,400	4
		20

Canada—1.9%
Alimentation Couche-Tard, Inc.	832	32
B2Gold Corp.	1,147	4
CAPSTONE COPPER CORP.(1)	4,470	11
Dundee Precious Metals, Inc.	801	4
Empire Co., Ltd. Class A	147	4
ERO Copper Corp.(1)	790	7
First Quantum Minerals, Ltd.	1,120	21
George Weston, Ltd.	67	8
Hudbay Minerals, Inc.	1,610	7
Loblaw Cos., Ltd.	72	6
Lundin Mining Corp.	1,405	9
Nutrien Ltd.	197	16
Restaurant Brands International, Inc.	275	14
Thomson Reuters Corp.	316	33
		176

Cayman Islands—0.5%
3SBio, Inc.	7,500	6
	Shares	Value

Cayman Islands—continued
C&D International Investment Group Ltd.	2,000	$ 5
China Education Group Holdings Ltd.	5,000	5
China Harmony Auto Holding Ltd.	8,500	4
China Medical System Holdings Ltd.	3,000	5
JNBY Design Ltd.	3,500	4
Radiance Holdings Group Co. Ltd.	9,000	5
Truly International Holdings Ltd.	14,000	4
WH Group Ltd.	7,000	6
Yadea Group Holdings Ltd.	2,000	4
		48

Chile—0.1%
Cia Sud Americana de Vapores S.A.	35,370	3
Empresa Nacional de Telecomunicaciones S.A.	1,341	4
		7

China—1.5%
Agricultural Bank of China Ltd. Class H(1)	15,000	6
Alibaba Group Holding Ltd. Sponsored ADR(1)	175	20
Anhui Expressway Co. Ltd. Class H	4,000	3
Bank of China Ltd. Class H(1)	29,000	12
Bank of Communications Co., Ltd. Class H	8,000	5
China Construction Bank Corp. Class H	19,812	13
China Galaxy Securities Co. Ltd. Class H	15,500	9
China International Capital Corp. Ltd. Class H	2,000	4
China Merchants Bank Co., Ltd. Class H	500	3
China Water Affairs Group Ltd.	4,000	4
Daqo New Energy Corp. ADR(1)	55	4
Dongfeng Motor Group Co. Ltd. Class H	4,000	3
Industrial & Commercial Bank of China Ltd. Class H(1)	20,000	12
Lenovo Group Ltd.	8,000	7
Sinopec Engineering Group Co., Ltd. Class H	8,000	4
See Notes to Schedule of Investments

VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

China—continued
Sunac China Holdings Ltd.(2)	58,000	$ 30
		139

Colombia—0.0%
Bancolombia S.A.	356	3
Denmark—0.1%
AP Moller - Maersk A/S Class A	2	4
AP Moller - Maersk A/S Class B	2	5
Solar A/S Class B	33	3
		12

Finland—0.2%
Nokia Oyj	3,986	18
Outokumpu Oyj	644	3
		21

France—2.0%
Accor S.A.(1)	250	7
Aeroports de Paris(1)	70	9
AXA S.A.	239	5
BNP Paribas S.A.	125	6
Carrefour S.A.	383	7
Cie de Saint-Gobain	104	5
Coface S.A.(1)	627	7
Eiffage S.A.	38	3
Elior Group S.A.(1)	3,000	7
Elis S.A.	225	3
Euroapi S.A.(1)	—	—(3)
Hermes International	12	13
ICADE	300	15
IPSOS	169	8
Orange S.A.(1)	365	4
Pernod Ricard S.A.	61	11
Publicis Groupe S.A.(1)	58	3
Sanofi	177	18
Societe Generale S.A.	885	19
Sodexo S.A.	180	13
TotalEnergies SE	177	9
Unibail-Rodamco-Westfield(1)	200	10
		182

Germany—1.3%
Aroundtown S.A.	3,500	11
Bayer AG Registered Shares	113	7
Bayerische Motoren Werke AG	359	28
Deutsche Bank AG Registered Shares	771	7
Deutsche Post AG Registered Shares	441	16
Deutsche Telekom AG Registered Shares	455	9
Elmos Semiconductor SE	61	2
	Shares	Value

Germany—continued
Fraport AG Frankfurt Airport Services Worldwide(1)	340	$ 15
Hornbach Holding AG & Co. KGaA	46	4
Mercedes-Benz Group AG	106	6
Merck KGaA	25	4
TUI AG(1)	6,300	10
		119

Greece—0.1%
National Bank of Greece S.A.(1)	1,615	5
Hong Kong—0.6%
Bosideng International Holdings Ltd.	10,000	6
China Lumena New Materials Corp.(1)(2)	44	—
China Resources Pharmaceutical Group Ltd.	6,500	5
CK Asset Holdings Ltd.	29	—(3)
Global Brands Group Holding Ltd.(1)(2)	61,400	—
Kingboard Holdings Ltd.	500	2
Link REIT	34	—(3)
Shimao Group Holdings Ltd.(2)	48,000	24
Shougang Fushan Resources Group Ltd.	18,000	8
SITC International Holdings Co., Ltd.	2,000	6
Sun Hung Kai & Co. Ltd.	7,000	3
		54

Hungary—0.1%
Richter Gedeon Nyrt	226	4
India—0.1%
State Bank of India Registered Shares GDR	76	4
Indonesia—0.3%
Astra International Tbk PT	18,000	8
Kalbe Farma Tbk PT	38,800	4
Media Nusantara Citra Tbk PT	59,000	4
Telkom Indonesia Persero Tbk PT	35,500	10
XL Axiata Tbk PT	17,000	3
		29

Ireland—0.2%
Cairn Homes plc	3,583	4
Experian plc	214	6
Seagate Technology Holdings plc	96	7
		17

	Shares	Value

Israel—0.2%
Delek Automotive Systems Ltd.	333	$ 4
Harel Insurance Investments & Financial Services Ltd.	421	4
One Software Technologies Ltd.	252	4
Tower Semiconductor Ltd.(1)	190	9
		21

Italy—0.6%
Assicurazioni Generali SpA	454	7
El.En. SpA	263	3
Eni SpA	2,309	28
Iren SpA(1)	1,819	4
Technogym SpA	2,500	16
		58

Japan—3.1%
Aeon Co. Ltd.	650	11
ANA Holdings, Inc.(1)	600	11
Canon, Inc.	600	14
Cawachi Ltd.	100	2
GungHo Online Entertainment, Inc.	400	7
Honda Motor Co., Ltd.	300	7
Inabata & Co. Ltd.	400	6
Inpex Corp.	400	4
ITOCHU Corp.	377	10
Japan Airlines Co. Ltd.(1)	700	12
Kakaku.com, Inc.	800	13
Marubeni Corp.	1,200	11
Marui Group Co., Ltd.	650	11
Mazda Motor Corp.	800	7
Mitsubishi Corp.	400	12
Mitsui & Co., Ltd.	1,200	26
NGK Spark Plug Co., Ltd.	600	11
Nippon Telegraph & Telephone Corp.	1,104	32
Nippon Yusen KK	200	14
Nomura Real Estate Holdings, Inc.	200	5
Seiko Epson Corp.	300	4
SKY Perfect JSAT Holdings, Inc.	800	3
Sony Group Corp.	200	16
Sumitomo Corp.	500	7
Sumitomo Forestry Co. Ltd.	200	3
Toyota Motor Corp.	1,155	18
Yamaha Motor Co., Ltd.	200	4
Yamato Kogyo Co. Ltd.	200	7
		288

Jersey—0.5%
Glencore PLC(1)	5,520	30
See Notes to Schedule of Investments

VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Jersey—continued
IWG plc(1)	6,000	$ 14
		44

Luxembourg—0.1%
ArcelorMittal S.A.	576	13
Malaysia—0.1%
Astro Malaysia Holdings Bhd	17,500	3
Sime Darby Bhd	7,800	4
		7

Marshall Islands—0.0%
Global Ship Lease, Inc. Class A	241	4
Mexico—0.3%
Alfa SAB de CV Class A	5,400	4
Alpek SAB de CV Class A	3,100	4
Grupo Mexico SAB de CV Class B	4,700	20
		28

Netherlands—1.3%
Airbus SE	140	14
ASM International N.V.	20	5
Basic-Fit N.V.(1)	450	17
Booking Holdings, Inc.(1)	16	28
Koninklijke Ahold Delhaize N.V.	1,294	34
Koninklijke Philips NV	437	9
Stellantis N.V.	251	3
Stellantis N.V.	647	8
		118

Norway—0.4%
Austevoll Seafood ASA	618	7
Avance Gas Holding Ltd.	835	5
Norsk Hydro ASA	4,520	25
		37

Panama—0.2%
Carnival Corp.(1)	2,025	18
Intercorp Financial Services, Inc.	131	3
		21

Poland—0.1%
Asseco Poland S.A.	265	5
Orange Polska S.A.	3,114	4
		9

Portugal—0.1%
Sonae SGPS S.A.	7,011	9
Saudi Arabia—0.1%
Al Rajhi Bank	342	7
	Shares	Value

Singapore—0.6%
ComfortDelGro Corp., Ltd.	7,700	$ 8
DBS Group Holdings Ltd.	600	13
Genting Singapore Ltd.	15,800	8
Jardine Cycle & Carriage Ltd.	200	4
Singapore Airlines Ltd.(1)	2,500	9
Sino Grandness Food Industry Group Ltd.(1)(2)	25,900	—
United Overseas Bank Ltd.	600	11
		53

South Africa—0.1%
Distell Group Holdings Ltd.(1)	363	4
Nedbank Group Ltd.	268	3
Sibanye Stillwater Ltd.	1,375	4
		11

South Korea—1.4%
DB HiTek Co., Ltd.	72	3
DB Insurance Co., Ltd.	65	3
DGB Financial Group, Inc.	503	3
Dreamtech Co. Ltd.	417	3
Hana Financial Group, Inc.	123	4
Hyundai Marine & Fire Insurance Co. Ltd.	215	5
JB Financial Group Co., Ltd.	720	4
Kangwon Land, Inc.(1)	430	8
KB Financial Group, Inc.	72	3
Kia Corp.	71	4
KT Corp.	160	4
LG Corp.	83	5
LG Innotek Co., Ltd.	27	7
LOTTE Fine Chemical Co., Ltd.	67	3
Lotte Tour Development Co. Ltd.(1)	700	7
LX Semicon Co., Ltd.	46	3
OCI Co. Ltd.	40	4
Paradise Co. Ltd.(1)	730	8
POSCO Holdings, Inc.	76	14
Posco International Corp.	55	1
Samsung Electronics Co., Ltd.	536	24
Woori Financial Group, Inc.	742	7
		127

Spain—0.6%
Banco Bilbao Vizcaya Argentaria S.A.	2,654	12
Banco Santander S.A.	3,274	9
Iberdrola S.A.	387	4
International Consolidated Airlines Group S.A.(1)	10,000	13
Repsol S.A.	601	9
	Shares	Value

Spain—continued
Telefonica S.A.	1,765	$ 9
		56

Sweden—0.7%
Boliden AB	800	25
H & M Hennes & Mauritz AB Class B	1,100	13
Investor AB Class A	942	17
SSAB AB Class A	861	4
SSAB AB Class B	969	4
Telefonaktiebolaget LM Ericsson Class B	508	4
		67

Switzerland—1.5%
Chubb Ltd.	165	32
Cie Financiere Richemont S.A. Registered Shares	63	7
Dufry AG Registered Shares(1)	400	13
Flughafen Zurich AG Registered Shares(1)	120	18
Novartis AG Registered Shares	161	14
Roche Holding AG	50	17
UBS Group AG Registered Shares	1,000	16
Zurich Insurance Group AG	44	19
		136

Taiwan—1.2%
Acer, Inc.	5,000	4
ASE Technology Holding Co., Ltd.	3,000	8
AUO Corp.(1)	8,000	4
Cathay Financial Holding Co., Ltd.	6,000	10
China Development Financial Holding Corp.	8,000	4
Compal Electronics, Inc.	9,000	7
Evergreen Marine Corp. Taiwan Ltd.	2,000	6
Fubon Financial Holding Co., Ltd.(1)	4,105	8
Hon Hai Precision Industry Co., Ltd.	3,200	12
Lite-On Technology Corp.	2,000	4
Powertech Technology, Inc.	3,000	9
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	16
United Microelectronics Corp.	3,000	4
Wistron Corp.	5,000	4
Yuanta Financial Holding Co., Ltd.	10,960	7
See Notes to Schedule of Investments

VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Taiwan—continued
Yulon Motor Co. Ltd.	4,000	$ 6
		113

Thailand—0.2%
BTS Group Holdings PCL Foreign Shares	36,000	9
Central Pattana PCL Foreign Shares	2,900	5
Central Retail Corp. PCL Foreign Shares	8,500	8
		22

Turkey—0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,083	3
Turkcell Iletisim Hizmetleri AS(1)	2,677	3
Yapi ve Kredi Bankasi AS(1)	15,216	4
		10

United Kingdom—2.7%
Airtel Africa plc	7,497	12
Anglo American plc	426	15
Antofagasta PLC	1,440	20
BP plc	2,156	10
BT Group plc	2,158	5
Computacenter plc	119	4
Diageo plc	381	16
Drax Group plc	490	4
easyJet plc(1)	2,550	11
GlaxoSmithKline plc	887	19
HSBC Holdings plc	1,071	7
InterContinental Hotels Group plc	260	14
J Sainsbury plc	2,024	5
Keller Group plc	349	3
Kingfisher plc	1,129	3
Liberty Global plc Class A(1)	302	6
Marks & Spencer Group plc(1)	6,900	11
Mitchells & Butlers plc(1)	5,500	12
NatWest Group plc	5,045	14
Next plc	180	13
Premier Foods plc	2,759	4
SSP Group plc(1)	4,400	13
Vodafone Group plc	3,782	6
WH Smith plc(1)	820	14
Wizz Air Holdings plc(1)	400	9
		250

United States—35.6%
Abbott Laboratories	351	38
AbbVie, Inc.	135	21
Accenture plc Class A	98	27
Advanced Micro Devices, Inc.(1)	303	23
Agilent Technologies, Inc.	112	13
	Shares	Value

United States—continued
AGNC Investment Corp.	567	$ 6
Alaska Air Group, Inc.(1)	450	18
Albertsons Cos., Inc. Class A	149	4
Ally Financial, Inc.	580	19
Alphabet, Inc. Class A(1)	32	70
Alphabet, Inc. Class C(1)	31	68
A-Mark Precious Metals, Inc.	136	4
Amazon.com, Inc.(1)	546	58
American Equity Investment Life Holding Co.	106	4
American Express Co.	104	14
American International Group, Inc.	627	32
Amphenol Corp. Class A	154	10
Apollo Global Management, Inc.	290	14
Apple, Inc.	1,370	187
Applied Materials, Inc.	92	8
ArcBest Corp.	52	4
Arrow Electronics, Inc.(1)	44	5
AT&T, Inc.	704	15
Automatic Data Processing, Inc.	66	14
Beazer Homes USA, Inc.(1)	257	3
Berkshire Hathaway, Inc. Class B(1)	52	14
Biogen, Inc.(1)	24	5
Blackstone, Inc.	179	16
Boston Omaha Corp. Class A(1)	257	5
Bristol-Myers Squibb Co.	197	15
Broadcom, Inc.	84	41
Builders FirstSource, Inc.(1)	115	6
CACI International, Inc. Class A(1)	58	16
Cadence Design Systems, Inc.(1)	201	30
Caleres, Inc.	303	8
Capital One Financial Corp.	160	17
Carlyle Group, Inc. (The)	677	21
Carriage Services, Inc.	137	5
Centene Corp.(1)	98	8
Chevron Corp.	287	42
Cigna Corp.	15	4
Cinemark Holdings, Inc.(1)	1,700	26
Cisco Systems, Inc.	264	11
Citigroup, Inc.	159	7
Coca-Cola Co. (The)	453	29
Comcast Corp. Class A	534	21
ConocoPhillips	244	22
Corteva, Inc.	261	14
Costco Wholesale Corp.	98	47
CVS Health Corp.	229	21
Danaher Corp.	145	37
Dave & Buster’s Entertainment, Inc.(1)	650	21
	Shares	Value

United States—continued
Dell Technologies, Inc. Class C	429	$ 20
DiamondRock Hospitality Co.(1)	2,620	22
Discover Financial Services	205	19
Dow, Inc.	159	8
DR Horton, Inc.	72	5
Duke Energy Corp.	34	4
eBay, Inc.	104	4
Elevance Health, Inc.	25	12
Eli Lilly & Co.	93	30
Emerson Electric Co.	119	9
Exelon Corp.	189	9
ExlService Holdings, Inc.(1)	23	3
Expedia Group, Inc.(1)	135	13
Extra Space Storage, Inc.	17	3
Exxon Mobil Corp.	550	47
First NBC Bank Holding Co.(2)	1,041	—
Foot Locker, Inc.	750	19
Freeport-McMoRan, Inc.	1,183	35
Gaming & Leisure Properties, Inc.	350	16
Gartner, Inc.(1)	49	12
General Motors Co.(1)	228	7
Genworth Financial, Inc. Class A(1)	1,059	4
Gilead Sciences, Inc.	125	8
Grand Canyon Education, Inc.(1)	77	7
Green Brick Partners, Inc.(1)	169	3
H&E Equipment Services, Inc.	190	6
Hartford Financial Services Group, Inc. (The)	156	10
Heidrick & Struggles International, Inc.	116	4
Hershey Co. (The)	70	15
Hewlett Packard Enterprise Co.	1,206	16
Home Depot, Inc. (The)	110	30
HP, Inc.	51	2
Humana, Inc.	17	8
IDEXX Laboratories, Inc.(1)	16	6
Intel Corp.	295	11
Intuit, Inc.	30	12
IQVIA Holdings, Inc.(1)	76	17
JetBlue Airways Corp.(1)	2,250	19
Johnson & Johnson	168	30
JPMorgan Chase & Co.	193	22
Keysight Technologies, Inc.(1)	143	20
Kinder Morgan, Inc.	1,585	27
KLA Corp.	23	7
See Notes to Schedule of Investments

VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

United States—continued
Knight-Swift Transportation Holdings, Inc. Class A	86	$ 4
Kulicke & Soffa Industries, Inc.	64	3
Laboratory Corp. of America Holdings	22	5
Lennar Corp. Class A	68	5
Live Nation Entertainment, Inc.(1)	300	25
Loews Corp.	112	7
Lowe’s Cos., Inc.	197	34
Macy’s, Inc.	385	7
Maravai LifeSciences Holdings, Inc. Class A(1)	101	3
Mastercard, Inc. Class A	39	12
Matson, Inc.	53	4
Medtronic plc	107	10
Merck & Co., Inc.	238	22
Meta Platforms, Inc. Class A(1)	229	37
Mettler-Toledo International, Inc.(1)	6	7
Micron Technology, Inc.	112	6
Microsoft Corp.	662	170
Moderna, Inc.(1)	47	7
Monolithic Power Systems, Inc.	14	5
Mosaic Co. (The)	276	13
Netflix, Inc.(1)	14	2
Newmont Corp.	121	7
NIKE, Inc. Class B	115	12
Nucor Corp.	55	6
NVIDIA Corp.	342	52
Old Republic International Corp.	192	4
OneMain Holdings, Inc. Class A	114	4
Oracle Corp.	147	10
O’Reilly Automotive, Inc.(1)	59	37
Park Hotels & Resorts, Inc.	1,180	16
PayPal Holdings, Inc.(1)	98	7
Penn National Gaming, Inc.(1)	900	27
PepsiCo, Inc.	211	35
Pfizer, Inc.	633	33
Popular, Inc.	61	5
Procter & Gamble Co. (The)	177	25
Public Storage	52	16
PulteGroup, Inc.	167	7
QUALCOMM, Inc.	211	27
	Shares	Value

United States—continued
Regeneron Pharmaceuticals, Inc. Registered shares(1)	41	$ 24
Republic Services, Inc. Class A	254	33
Resources Connection, Inc.	262	5
Royal Caribbean Cruises Ltd.(1)	530	19
Sally Beauty Holdings, Inc.(1)	1,230	15
Schneider National, Inc. Class B	175	4
Service Corp. International	99	7
Service Properties Trust	3,300	17
ServiceNow, Inc.(1)	22	10
Simon Property Group, Inc.	150	14
Six Flags Entertainment Corp.(1)	850	18
Southern Copper Corp.	335	17
Southwest Airlines Co.(1)	760	27
Spirit Airlines, Inc.(1)	6,000	143
Star Group LP	384	4
Stewart Information Services Corp.	73	4
Sunstone Hotel Investors, Inc.(1)	2,060	20
Synchrony Financial	195	5
Synopsys, Inc.(1)	118	36
Target Corp.	88	12
Tesla, Inc.(1)	38	26
Texas Instruments, Inc.	147	23
Thermo Fisher Scientific, Inc.	87	47
TransDigm Group, Inc.(1)	35	19
TravelCenters of America, Inc.(1)	134	5
TripAdvisor, Inc.(1)	1,200	21
Tyson Foods, Inc. Class A	88	8
Uber Technologies, Inc.(1)	1,100	23
Ultra Clean Holdings, Inc.(1)	104	3
UnitedHealth Group, Inc.	76	39
Verizon Communications, Inc.	450	23
Vertex Pharmaceuticals, Inc.(1)	109	31
VMware, Inc. Class A	21	2
Walgreens Boots Alliance, Inc.	222	8
Walmart, Inc.	158	19
Warner Bros Discovery, Inc.(1)	220	3
	Shares	Value

United States—continued
West Pharmaceutical Services, Inc.	16	$ 5
Western Digital Corp.(1)	310	14
Wyndham Hotels & Resorts, Inc.	176	12
Yelp, Inc. Class A(1)	720	20
Yum! Brands, Inc.	51	6
Zebra Technologies Corp. Class A(1)	11	3
Zoetis, Inc. Class A	86	15
		3,296

Total Common Stocks (Identified Cost $5,719)		5,908

Warrants—0.0%
Thailand—0.0%
BTS Group Holdings PCL(1)	20,000	—(3)
BTS Group Holdings PCL(1)	40,000	—(3)
BTS Group Holdings PCL(1)	80,000	1
		1

Total Warrants (Identified Cost $—)		1

Total Long-Term Investments—64.3% (Identified Cost $5,773)		5,952

Short-Term Investment—22.3%
Money Market Mutual Fund—22.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(4)	2,064,523	2,065
Total Short-Term Investment (Identified Cost $2,065)		2,065

TOTAL INVESTMENTS—86.6% (Identified Cost $7,838)		$8,017
Other assets and liabilities, net—13.4%		1,244
NET ASSETS—100.0%		$9,261
See Notes to Schedule of Investments

VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HSBC	Hong Kong & Shanghai Bank
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	67%
Japan	4
United Kingdom	3
France	2
Canada	2
Australia	2
China	2
Other	18
Total	100%
† % of total investments as of June 30, 2022.
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
IBIG iBoxx iShares Future	August 2022	10	$1,245	$—	$(1)
iBoxx iShares Bond Index Future	August 2022	3	391	—	(2)
Euro Stoxx Bank Future	September 2022	150	627	—	(33)
				$—	$(36)
Short Contracts:
Euro Stoxx 50 Future	September 2022	(32)	(1,154)	25	—
Total				$25	$(36)

Over-the-counter variance swaps outstanding as of June 30, 2022 were as follows:
Referenced Entity	Pay/Receive Volatility	Volatility Strike	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Index	Pay	32.10%	Maturity	Goldman Sachs & Co.	07/15/22	$(5)	$15	$—	$15	$—
Total							$15	$—	$15	$—
See Notes to Schedule of Investments

VIRTUS GLOBAL DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$5,908	$5,854	$—	$54(1)
Preferred Stocks	43	43	—	—
Warrants	1	1	—	—
Money Market Mutual Fund	2,065	2,065	—	—
Other Financial Instruments:*
Futures Contracts	25	25	—	—
Over-the-Counter Variance swaps	15	—	15	—
Total Assets	8,057	7,988	15	54(1)
Liabilities:
Other Financial Instruments:*
Futures Contracts	(36)	(36)	—	—
Total Liabilities	(36)	(36)	—	—
Total Investments	$8,021	$7,952	$15	$54(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with  an end of period value of $54 were transferred from Level 2 to Level 3 due to a decrease in trading  activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks
Investments in Securities
Balance as of September 30, 2021:	$—	$—
Transfers into Level 3(a)	54	54
Balance as of June 30, 2022	$54	$54
(a) “Transfers into and/or from” represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Global Dynamic Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On June 21, 2022, the Board of Trustees of Virtus Strategy Trust voted to approve a Plan of Liquidation of the Virtus Global Dynamic Allocation Fund (formerly known as Virtus AllianzGI Global Dynamic Allocation Fund) (the “Fund”), pursuant to which the Fund was liquidated on July 22, 2022.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.